ORDINARY SHARES CONTIGENTLY REDEEMABLE - Ordinary shares contingently redeemable (Details) - 12 months ended Dec. 31, 2024 ¥ in Thousands, $ in Thousands	CNY (¥) shares	USD ($)
ORDINARY SHARES CONTIGENTLY REDEEMABLE
Ordinary shares contingently redeemable ending balance	¥ 102,638	$ 14,061
Total redeemable restricted shares	669,171,000